    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 15, 2002


                                                       REGISTRATION NO. 33-45380
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                          PRE-EFFECTIVE AMENDMENT NO.
                                                                             [ ]

                        POST-EFFECTIVE AMENDMENT NO. 19

                                                                             [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 19

                                                                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------

                                 ML OF NEW YORK
                                VARIABLE ANNUITY
                               SEPARATE ACCOUNT B
                           (EXACT NAME OF REGISTRANT)

                           ML LIFE INSURANCE COMPANY
                                  OF NEW YORK
                              (NAME OF DEPOSITOR)

                         100 CHURCH STREET, 11TH FLOOR
                         NEW YORK, NEW YORK 10080-6511
                                 (212) 602-8250
         (ADDRESS AND TELEPHONE NUMBER OF PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  SUTHERLAND ASBILL & BRENNAN LLP
ML LIFE INSURANCE COMPANY OF NEW YORK      1275 PENNSYLVANIA AVENUE, NW
7 ROSZEL ROAD                              WASHINGTON, D.C. 20004-2415
PRINCETON, NEW JERSEY 08540

                            ------------------------

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on October 15, 2002 pursuant to paragraph (b) of Rule 485

           (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on _______________ pursuant to paragraph (a)(1) of Rule 485

      (date)

[ ] If appropriate, check the following box:
   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of Interest in Flexible Premium Individual Deferred Variable Annuity
                                   Contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information are hereby incorporated by reference from Registrant's Post-Effective Amendment No. 17 to Form N-4, Registration No. 33-45380 filed April 26, 2002, as revised by supplemental filing on July 3, 2002.

                       MERRILL LYNCH RETIREMENT PLUS(SM)


                                    ISSUED BY
                      ML LIFE INSURANCE COMPANY OF NEW YORK
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B


                        SUPPLEMENT DATED OCTOBER 15, 2002
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2002




Beginning on October 15, 2002 and subject to state availability, you can select an optional rider when you purchase a Retirement Plus variable annuity contract (the "Contract") issued by ML Life Insurance Company of New York ("we" or "us") that provides a Guaranteed Minimum Income Benefit for an additional charge.



This supplement describes the benefits and costs of the Guaranteed Minimum Income Benefit ("GMIB") Rider. The GMIB is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments during the lifetime(s) of the annuitant or co-annuitants subject to certain conditions. Once we receive state approval and offer the GMIB Rider, this benefit may be elected only at the time of application. If you elect the GMIB Rider, the annuitant (and any co-annuitant) must be 75 years old or younger on the date of issue of the Contract. YOU MAY NOT CANCEL THE GMIB RIDER ONCE ELECTED.



Please retain this supplement with your Prospectus for reference. For additional information about the GMIB Rider or its availability, please contact your Financial Advisor or call the Service Center at (800) 333-6524.


All terms that are not defined in this supplement have the same meanings as in the Prospectus.


FEE TABLE



Please add the following to the Fee Table on page 11 of your Prospectus and renumber the remaining expenses in the Fee Table accordingly.



D.       Guaranteed Minimum Income Benefit Fee (as an annualized percentage of
         GMIB Benefit Base)................................................................0.40%



                  The GMIB Fee will be deducted from your Account A value at the end of each calendar quarter based on the GMIB Benefit Base as of the last business day of each month within the calendar quarter. We will also deduct a pro rata amount of this fee upon termination of the Rider. For more information concerning the calculation of the GMIB Benefit Base, see "Guaranteed Minimum Income Benefit" below.



EXAMPLES OF CHARGES

Because electing the GMIB Rider will result in an additional fee, it will affect the performance of your Contract. An example of its effect is shown below.

If you surrender the Contract at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming a 5% annual return on assets and the election of the GMIB Rider.


                                                           1 YEAR           3 YEARS         5 YEARS         10 YEARS
                                                           ------           -------         -------         --------
SEPARATE ACCOUNT B SUBACCOUNT INVESTING IN:

ML Reserve Assets V.I. Fund.........................        $15              $47               $81            $178

SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
ML American Balanced V.I. Fund*.....................        $90              $128             $165            $291
ML Basic Value V.I. Fund............................        $90              $128             $165            $291
ML Core Bond V.I. Fund..............................        $89              $123             $156            $273
ML Developing Capital Markets V.I. Fund*............        $95              $143             $192            $344
ML Domestic Money Market V.I. Fund..................        $89              $124             $159            $279
ML Focus Twenty V.I. Fund...........................        $94              $140             $187            $333
ML Fundamental Growth V.I. Fund.....................        $91              $131             $171            $302
ML Global Allocation V.I. Fund......................        $91              $130             $169            $298
ML Global Growth V.I. Fund..........................        $92              $133             $175            $311
ML Government Bond V.I. Fund........................        $89              $125             $161            $281
ML High Current Income V.I. Fund....................        $89              $125             $160            $280
ML Index 500 V.I. Fund..............................        $88              $119             $151            $261
ML Large Cap Core V.I. Fund.........................        $89              $123             $157            $275
ML Large Cap Value V.I. Fund........................        $96              $144             $194            $348
ML Small Cap Value V.I. Fund........................        $92              $132             $173            $306
ML Utility & Telecomm. V.I. Fund*...................        $91              $128             $167            $294
AIM V.I. Capital Appreciation Fund..................        $92              $133             $174            $308
AIM V.I. Premier Equity Fund........................        $92              $133             $174            $308
Alliance Premier Growth Portfolio...................        $94              $138             $184            $327
Alliance Quasar Portfolio...........................        $95              $142             $190            $339
Alliance Technology Portfolio.......................        $94              $139             $186            $331
American Century VP International Fund..............        $96              $144             $194            $349
Davis Value Portfolio...............................        $92              $133             $175            $310

                                                           1 YEAR           3 YEARS         5 YEARS         10 YEARS
                                                           ------           -------         -------         --------
Mercury International Value V.I. Fund...............        $93               $137            $182            $324
Merrill Lynch Large Cap Growth V.I. Fund............        $95               $141            $189            $338
MFS Emerging Growth Series..........................        $92               $133            $175            $310
MFS Research Series.................................        $92               $134            $176            $313
PIMCO Total Return Portfolio........................        $90               $127            $164            $288
Roszel/Lord Abbett Mid Cap Value Portfolio..........        $95               $141            $189            $338
Roszel/Seligman Mid Cap Growth Portfolio............        $95               $141            $189            $338
Roszel/PIMCO Small Cap Value Portfolio..............        $95               $141            $189            $338
Roszel/JP Morgan Small Cap Growth Portfolio.........        $96               $144            $194            $348


* Closed to allocations of premiums or contract value.


If the Contract is annuitized, or not surrendered at the end of the applicable time period, you would pay the following cumulative expenses on each $1,000 invested, assuming a 5% annual return on assets and the election of the GMIB Rider.



                                                           1 YEAR           3 YEARS         5 YEARS         10 YEARS
SEPARATE ACCOUNT B SUBACCOUNT INVESTING IN:

ML Reserve Assets V.I. Fund.........................        $15               $47              $81            $178

SEPARATE ACCOUNT A SUBACCOUNT INVESTING IN:
ML American Balanced V.I. Fund*.....................        $26               $79             $135            $291
ML Basic Value V.I. Fund............................        $26               $79             $135            $291
ML Core Bond V.I. Fund..............................        $24               $74             $126            $273
ML Developing Capital Markets V.I. Fund*............        $31               $95             $162            $344
ML Domestic Money Market V.I. Fund..................        $24               $75             $129            $279
ML Focus Twenty V.I. Fund...........................        $30               $92             $157            $333
ML Fundamental Growth V.I. Fund.....................        $27               $82             $141            $302
ML Global Allocation V.I. Fund......................        $26               $81             $139            $298
ML Global Growth V.I. Fund..........................        $28               $85             $145            $311
ML Government Bond V.I. Fund........................        $25               $76             $131            $281
ML High Current Income V.I. Fund....................        $25               $76             $130            $280
ML Index 500 V.I. Fund..............................        $23               $70             $121            $261
ML Large Cap Core V.I. Fund.........................        $24               $74             $127            $275
ML Large Cap Value V.I. Fund........................        $31               $96             $164            $348
ML Small Cap Value V.I. Fund........................        $27               $83             $143            $306
ML Utility & Telecomm. V.I. Fund*...................        $26               $80             $137            $294
AIM V.I. Capital Appreciation Fund..................        $27               $84             $144            $308
AIM V.I. Premier Equity Fund........................        $27               $84             $144            $308
Alliance Premier Growth Portfolio...................        $29               $90             $154            $327

                                                           1 YEAR           3 YEARS         5 YEARS         10 YEARS
Alliance Quasar Portfolio...........................        $30               $94             $160            $339
Alliance Technology Portfolio.......................        $30               $91             $156            $331
American Century VP International Fund..............        $31               $97             $165            $349
Davis Value Portfolio...............................        $27               $85             $145            $310
Mercury International Value V.I. Fund...............        $29               $89             $152            $324
Merrill Lynch Large Cap Growth V.I. Fund............        $30               $93             $159            $338
MFS Emerging Growth Series..........................        $27               $85             $145            $310
MFS Research Series.................................        $28               $86             $146            $313
PIMCO Total Return Portfolio........................        $25               $78             $134            $288
Roszel/Lord Abbett Mid Cap Value Portfolio..........        $30               $93             $159            $338
Roszel/Seligman Mid Cap Growth Portfolio............        $30               $93             $159            $338
Roszel/PIMCO Small Cap Value Portfolio..............        $30               $93             $159            $338
Roszel/JP Morgan Small Cap Growth Portfolio........         $31               $96             $164            $348



* Closed to allocations of premiums or contract value.



The preceding Examples help you understand the costs and expenses you will bear, directly or indirectly. The Examples include expenses and charges of the Accounts as well as the Funds. The Examples assume that current waivers and reimbursements of Fund expenses will remain in effect for the periods shown. These waivers and reimbursements, however, may be terminated at any time, unless otherwise stated in the Prospectus. The Examples also reflect the $40 contract maintenance charge as 0.0279% of average assets. The Examples also assume the GMIB Rider is elected. They reflect the fee for the GMIB Rider at an annual rate of 0.40% of the GMIB Benefit Base determined monthly and deducted quarterly from your Account A value.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.


GUARANTEED MINIMUM INCOME BENEFIT


         GENERAL


The GMIB is a feature that offers you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under the terms and conditions of the GMIB Rider. If you elect the GMIB Rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or transfers from Account A or additional premiums or transfers into Account A, regardless of fluctuating market conditions. You must annuitize under the terms and conditions of the GMIB Rider to obtain any benefit from the GMIB. If you do not annuitize under the terms and conditions of the GMIB Rider, the fees collected for this benefit will not be refunded.

There is a waiting period of 10 years that must elapse before you can exercise the GMIB. Because of this restriction, you should not purchase the GMIB Rider if you are over age 60 at issue and may need to annuitize the Contract at age 70 1/2 to meet federal minimum distribution requirements for IRAs.



If you decide that you want the protection offered by the GMIB Rider, you must elect it at issue. The effective date of the GMIB Rider is the date of issue of the Contract. You cannot elect the GMIB Rider if the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. You may not cancel the GMIB Rider once elected. The GMIB Rider will terminate upon full surrender, annuitization, death, or transfer of all your Account A value to Account B. The GMIB Rider will also terminate if the annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75.



We may refuse to accept any additional premium payments if such payments would cause the sum of all premiums paid to us under all annuity contracts with a GMIB Rider having the same oldest annuitant or co-annuitant to exceed $2,000,000.



         HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME


If you elect the GMIB Rider, we base the amount of minimum income available to you upon the value of (iii) plus the greater of (i) and (ii) where:


         (i) equals the GMIB Benefit Base (less premium taxes applicable to Account A) applied to the Annuity Option Payout Rates for the GMIB Rider for the annuity option you select ("GMIB payout rates");

         (ii) equals your Account A value (less premium taxes and charges applicable to Account A) applied to then-current payout rates for the annuity option you select; and

         (iii) equals any Account B value (less premium taxes and charges applicable to Account B) applied to then-current payout rates for the annuity option you select.


THE GMIB BENEFIT BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT. Because the GMIB payout rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB Rider guarantees may be less than the amount of income that would be provided by applying your contract value (less applicable premium taxes and charges) on your annuity date to then-current payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB Rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your contract value (less applicable premium taxes and charges) on the exercise date to then-current payout rates for the same annuity option. Payout rates depend on the sex (where permissible) and ages of the annuitant and any co-annuitant.


Your GMIB Benefit Base increases if you allocate subsequent premiums to Account A and decreases if you withdraw money from Account A or transfer money to Account B. The GMIB Benefit Base is equal to the greater of the:

        - GMIB Maximum Anniversary Value for Account A; and

        - GMIB Premiums Compounded at 5% for Account A.


GMIB Maximum Anniversary Value for Account A. To determine the GMIB Maximum Anniversary Value for Account A, we will calculate an anniversary value for your Account A value on the date of issue of the Contract and for each contract anniversary through the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant and the date you exercise the GMIB. An anniversary value is equal to your Account A value on the date of issue of the Contract and on each contract anniversary, increased by premiums allocated to Account A and decreased by "adjusted" transfers to Account B and "adjusted" withdrawals from Account A since the date of issue of the Contract or that anniversary. The GMIB Maximum Anniversary Value for Account A is equal to the greatest of these anniversary values.


Each "adjusted" transfer and "adjusted" withdrawal equals the amount transferred or withdrawn multiplied by the GMIB Maximum Anniversary Value for Account A divided by your Account A value, both of which are determined immediately prior to the transfer or withdrawal.


GMIB Premiums Compounded at 5% for Account A. GMIB Premiums Compounded at 5% for Account A equals (i) minus (ii) where:


        (i) equals all premiums allocated to Account A with interest compounded daily from the date received; and

        (ii) equals all "adjusted" transfers to Account B and "adjusted" withdrawals from Account A with interest compounded daily from the date of each transfer or withdrawal.


Interest in (i) and (ii) above accrues at the annual rate of 5% until the earlier of the contract anniversary on or following the 80th birthday of the oldest annuitant or co-annuitant or the date you exercise the GMIB.



You may transfer to Account B and withdraw from Account A up to 5% of the value of the GMIB Premiums Compounded at 5% for Account A at the beginning of each contract year and such transfers and withdrawals will be "adjusted" so that they reduce the GMIB Premiums Compounded at 5% for Account A dollar-for-dollar for that contract year.

Any transfer or withdrawal that causes the total of all transfers to Account B and withdrawals from Account A during the contract year (including any currently requested transfer or withdrawal) to exceed 5% of the GMIB Premiums Compounded at 5% for Account A at the beginning of that contract year will be "adjusted" to reduce the GMIB Premiums Compounded at 5% for Account A proportionally. The adjustment is determined by multiplying the transfer or withdrawal by the ratio of the GMIB Premiums Compounded at 5% for Account A to the Account A value, where both values are calculated immediately prior to the transfer or withdrawal. The adjustment may cause the GMIB Premiums Compounded at 5% for Account A to be reduced by more than the amount of the transfer or withdrawal.


         ELECTING TO RECEIVE INCOME PAYMENTS


You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING. THE LAST TIMEFRAME WITHIN WHICH YOU CAN EXERCISE THE GMIB BEGINS AT THE CONTRACT ANNIVERSARY ON OR FOLLOWING THE 85TH BIRTHDAY OF THE OLDEST ANNUITANT OR CO-ANNUITANT NAMED AT ANY TIME UNDER THE GMIB RIDER AND EXPIRES 30 DAYS LATER. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB Rider if the older of the annuitant or co-annuitant is older than age 75 on the date of issue of the Contract. If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet federal minimum distribution requirements for IRAs), the GMIB is not available. For example, you cannot exercise the Rider if you annuitize your Contract twelve and one-half years after you purchase the Contract or seven years after you purchase the Contract.



You are not required to use the GMIB Rider to receive annuity payments. However, we will not refund fees paid for the GMIB Rider if you annuitize outside of the terms and conditions of the GMIB Rider. YOU MAY NEVER NEED TO RELY UPON THE GMIB RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR."



THE ANNUITY OPTIONS AVAILABLE WHEN USING THE GMIB TO RECEIVE YOUR FIXED INCOME ARE LIMITED TO THE FOLLOWING:


        -  Life Annuity

        -  Joint and Survivor Life Annuity

        -  Life Annuity with Payments Guaranteed for 10 Years

        -  Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the co-annuitant for purposes of the GMIB Rider.

         CHANGE OF ANNUITANT


If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than age 75, the GMIB Rider will terminate. Otherwise, if the new annuitant's or co-annuitant's age on the date of issue of the Contract was older than the current age of the oldest annuitant or co-annuitant, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's or co-annuitant's age. If the last day of that timeframe is earlier than the effective date of the change of annuitant or co-annuitant, the GMIB Rider will terminate.



If an annuitant or co-annuitant is changed and, on the date of issue of the Contract, the new annuitant or co-annuitant was older than the previous oldest annuitant or co-annuitant, and if the current date to which the GMIB Benefit Base accrues is later than the effective date of the change of annuitant or co-annuitant, we will use the new annuitant's or co-annuitant's age to recalculate the date to which the GMIB Benefit Base accrues. The new date to which the GMIB Benefit Base accrues will be the later of the recalculated date and the effective date of the change of annuitant.


         GMIB FEE


We charge a fee for the GMIB Rider that compensates us for the risks we assume in providing this benefit. We will deduct the fee from Account A at the end of each calendar quarter and upon termination of the GMIB Rider. We will determine a fee of 0.40% of the GMIB Benefit Base divided by 12 on the last business day of each month or upon termination of the GMIB Rider. The sum of the fees for each month during a calendar quarter and for any termination during a calendar quarter will be deducted from your Account A value on the last business day of that calendar quarter or on the termination date, if earlier. The GMIB Fee will be reduced proportionally for any month in which the GMIB Rider terminates prior to the last business day of that month or was not in effect as of the last business day of the prior month. The GMIB Fee is withdrawn from each subaccount of Account A in the same proportion that your value in each subaccount of Account A bears to your total Account A value on the date it is withdrawn. We do not deduct the GMIB Fee after the annuity date. We deduct this fee regardless of whether the GMIB has any value.


         TERMINATION OF THE GMIB RIDER


The GMIB Rider will terminate on the earliest of: (1) the 31st day following the contract anniversary on or following age 85 of the oldest annuitant or co-annuitant named at any time under the GMIB Rider; (2) exercise of the GMIB Rider; (3) termination of the Contract due to full surrender, annuitization, or death; (4) transfer of all your Account A value to Account B; or (5) a change of annuitant or co-annuitant that causes the GMIB Rider to terminate as described above under "Change of Annuitant." The GMIB Rider will not terminate at death if your beneficiary is your surviving spouse and elects to continue the Contract as long as the surviving spouse would be eligible to continue the GMIB as described under "Change of Annuitant" above.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
      (1)          Financial Statements of ML of New York Variable Annuity
                    Separate Account A as of December 31, 2001 and for the two
                    years ended December 31, 2001 and the Notes relating
                    thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement).
      (2)          Financial Statements of ML of New York Variable Annuity
                    Separate Account B as of December 31, 2001 and for the two
                    years ended December 31, 2001 and the Notes relating
                    thereto appear in the Statement of Additional Information
                    (Part B of the Registration Statement).
      (3)          Financial Statements of ML Life Insurance Company of New
                    York for the three years ended December 31, 2001 and the
                    Notes relating thereto appear in the Statement of
                    Additional Information (Part B of the Registration
                    Statement).
(b)  Exhibits
      (1)          Resolution of the Board of Directors of ML Life Insurance
                    Company of New York establishing the ML of New York
                    Variable Annuity Separate Account A and ML of New York
                    Variable Annuity Separate Account B (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
      (2)          Not Applicable
      (3)          Underwriting Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch, Pierce, Fenner & Smith
                    Incorporated (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).
      (4) (a)      Individual Variable Annuity Contract issued by ML Life
                    Insurance Company of New York (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (b)      ML Life Insurance Company of New York Contingent Deferred
                    Sales Charge Waiver Endorsement (Incorporated by Reference
                    to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (c)      ML Life Insurance Company of New York Individual Retirement
                   Annuity Endorsement (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (d)      ML Life Insurance Company of New York Endorsement (MLNY008)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-45380
                    Filed April 26, 1995).
          (e)      ML Life Insurance Company of New York Endorsement. (MLNY011)
                    (Incorporated by Reference to Registrant's Post-Effective
                    Amendment No. 7 to Form N-4, Registration No. 33-45380
                    Filed April 26, 1995).
          (f)      ML Life Insurance Company of New York Individual Variable
                    Annuity Contract (MLNY-VA-001NY1) (Incorporated by
                    Reference to Registrant's Post-Effective Amendment No. 7 to
                    Form N-4, Registration No. 33-45380 Filed April 26, 1995).
          (g)      ML Life Insurance Company of New York Endorsement (MLNY013)
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (h)      ML Life Insurance Company of New York Endorsement (MLNY014)
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (i)      Tax-Sheltered Annuity Endorsement (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 15 to Form
                    N-4, Registration No. 33-43773 Filed April 13, 1999).

          (j)      Guaranteed Minimum Income Benefit Endorsement. (Incorporated
                    by Reference to ML of New York Variable Annuity Separate
                    Account A's Post-Effective Amendment No. 20 to Form N-4,
                    Registration No. 33-43654 Filed August 15, 2002).
      (5)          ML Life Insurance Company of New York Variable Annuity
                    Application. (Incorporated by Reference to ML of New York
                    Variable Annuity Separate Account A's Post-Effective
                    Amendment No. 20 to Form N-4, Registration No. 33-43654
                    Filed August 15, 2002).
      (6) (a)(i)   Certificate of Amendment and Restatement of Charter of Royal
                    Tandem Life Insurance Company (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
      (6) (a)(ii)  Certificate of Amendment of the Charter of ML Life Insurance
                    Company of New York (Incorporated by Reference to
                    Post-Effective Amendment No. 10 to Form N-4, Registration
                    No. 33-43654 Filed December 9, 1996).
          (b)      By-Laws of ML Life Insurance Company of New York.
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 filed December 9,
                    1996).
      (7)          Not Applicable
      (8) (a)      Amended General Agency Agreement (Incorporated by Reference
                    to Registrant's Post-Effective Amendment No. 4 to Form N-4,
                    Registration No. 33-45380 Filed April 28, 1994).
          (b)      Indemnity Agreement Between ML Life Insurance Company of New
                    York and Merrill Lynch Life Agency, Inc. (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (c)      Management Agreement Between ML Life Insurance Company of
                    New York and Merrill Lynch Asset Management, Inc.
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (d)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Reserve Assets
                    Fund (Incorporated by Reference to Post-Effective Amendment
                    No. 10 to Form N-4, Registration No. 33-43654 Filed
                    December 9, 1996).
          (e)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Maintaining Constant Net Asset Value for the Domestic Money
                    Market Fund (Incorporated by Reference to Post-Effective
                    Amendment No. 10 to Form N-4, Registration No. 33-43654
                    Filed December 9, 1996).
          (f)      Agreement Between ML Life Insurance Company of New York and
                    Merrill Lynch Variable Series Funds, Inc. Relating to
                    Valuation and Purchase Procedures (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (g)      Service Agreement Between Tandem Financial Group, Inc. and
                    Royal Tandem Life Insurance Company (Incorporated by
                    Reference to Post-Effective Amendment No. 10 to Form N-4,
                    Registration No. 33-43654 Filed December 9, 1996).
          (h)      Reimbursement Agreement Between Merrill Lynch Asset
                    Management, Inc. and Merrill Lynch Life Agency, Inc.
                    (Incorporated by Reference to Post-Effective Amendment No.
                    10 to Form N-4, Registration No. 33-43654 Filed December 9,
                    1996).
          (i)      Amendment to the Reimbursement Agreement Between Merrill
                    Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                    Inc. (Incorporated by Reference to Merrill Lynch Life
                    Variable Annuity Separate Account A's Registration
                    Statement on Form N-4, Registration No. 333-90243 Filed
                    November 3, 1999).

                      (j)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc., Merrill
                                  Lynch Life Insurance Company, ML Life Insurance Company of New York, and Family Life
                                  Insurance Company (Incorporated by Reference to Registrant's Post- Effective Amendment No. 5
                                  to Form N-4, Registration No. 33-45380 Filed April 28, 1994).
                      (k)        Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and ML Life
                                  Insurance Company of New York. (Incorporated by Reference to Post-Effective Amendment No. 10
                                  to Form N-4, Registration No. 33-43654 Filed December 9, 1996).
                      (l)        Amendment to the Participation Agreement Between Merrill Lynch Variable Series Funds, Inc. and
                                  ML Life Insurance Company of New York. (Incorporated by Reference to ML of New York Variable
                                  Annuity Separate Account A's Registration Statement on Form N-4, Registration No. 333-34894
                                  Filed April 17, 2000).
                      (m)        Form of Amendment to Participation Agreement Between Merrill Lynch Variable Series Funds, Inc.
                                  and ML Life Insurance Company of New York (Incorporated by Reference to Post-Effective
                                  Amendment No. 12 to Form N-4, Registration No. 33-43654 Filed May 1, 1998).
                 (9)             Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10
                                  to Form N-4, Registration No. 33-43654 Filed December 9, 1996.)
                (10)  (a)        Written Consent of Sutherland Asbill & Brennan LLP
                      (b)        Written Consent of Deloitte & Touche LLP, independent auditors.
                      (c)        Written Consent of Barry G. Skolnick, Esq.
                (11)             Not Applicable
                (12)             Not Applicable
                (13)             Schedule for Computation of Performance Quotations (Incorporated by Reference to
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43654 Filed December 9,
                                  1996).
                (14)  (a)        Power of Attorney from Frederick J.C. Butler (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-45380 Filed March 2, 1994).
                      (b)        Power of Attorney from Michael P. Cogswell (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-45380 Filed March 2, 1994).
                      (c)        Power of Attorney from Robert L. Israeloff (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-45380 Filed March 2, 1994).
                      (d)        Power of Attorney from Cynthia L. Kahn (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-45380 Filed March 2, 1994).
                      (e)        Power of Attorney from Robert A. King (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-45380 Filed March 2, 1994).
                      (f)        Power of Attorney from Irving M. Pollack (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-45380 Filed March 2, 1994).
                      (g)        Power of Attorney from Barry G. Skolnick (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 4 to Form N-4, Registration No. 33-45380 Filed March 2, 1994).

          (h)      Power of Attorney from Richard M. Drew (Incorporated by
                    Reference to ML Life Insurance Company of New York's
                    Registration Statement on Form S-3, Registration No.
                    333-48983 Filed April 6, 2000).
          (i)      Power of Attorney from Matthew J. Rider (Incorporated by
                    Reference to ML Life Insurance Company of New York's Annual
                    Report on Form 10-K Filed April 2, 2001).
          (j)      Power of Attorney from Christopher J. Grady (Incorporated by
                    Reference to ML Life Insurance Company of New York's Annual
                    Report on Form 10-K Filed April 2, 2001).
          (k)      Power of Attorney from Joseph Justice. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Registration Statement on Form N-4, File No.
                    333-69220, filed September 10, 2001).
          (l)      Power of Attorney from Lori M. Salvo. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Registration Statement on Form N-4, File No.
                    333-69220, filed September 10, 2001).
          (m)      Power of Attorney from H. McIntyre Gardner. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Registration Statement on Form N-4, File No.
                    333-69220, filed September 10, 2001).
          (n)      Power of Attorney from Nikos K. Kardassis. (Incorporated by
                    Reference to ML of New York Variable Annuity Separate
                    Account A's Registration Statement on Form N-4, File No.
                    333-69220, filed September 10, 2001).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR*

            NAME                   PRINCIPAL BUSINESS ADDRESS        POSITION WITH DEPOSITOR*
----------------------------  -------------------------------------  ------------------------
Michael P. Cogswell.........  7 Roszel Road                          Director and Senior Vice
                              Princeton, NJ 08540                    President.
H. McIntyre Gardner.........  4 World Financial Center               Director and Chairman of
                              New York, NY 10080                     the Board.
Christopher J. Grady........  7 Roszel Road                          Director and Senior Vice
                              Princeton, NJ 08540                    President.
Nikos K. Kardassis..........  7 Roszel Road                          Director, President, and
                              Princeton, NJ 08540                    Chief Executive Officer.
Matthew J. Rider............  7 Roszel Road                          Director, Senior Vice
                              Princeton, NJ 08540                    President, Chief
                                                                       Financial Officer, and
                                                                       Treasurer.
Barry G. Skolnick...........  7 Roszel Road                          Director, Senior Vice
                              Princeton, NJ 08540                    President, and General
                                                                       Counsel.
Amy L. Ferrero..............  4804 Deer Lake Drive East              Senior Vice President,
                              Jacksonville, FL 32246                 Administration.
Concetta Rugierro...........  7 Roszel Road                          Senior Vice President.
                              Princeton, NJ 08540
Deborah J. Adler............  7 Roszel Road                          Vice President and Chief
                                                                     Actuary.
                              Princeton, NJ 08540
Tracy A. Bartoy.............  4804 Deer Lake Drive East              Vice President and
                                                                     Assistant Secretary.
                              Jacksonville, FL 32246
Edward W. Diffin, Jr........  7 Roszel Road                          Vice President and
                                                                     Senior Counsel.
                              Princeton, NJ 08540
Toni DeChiara...............  7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Scott Edblom................  7 Roszel Road                          Vice President.
                              Princeton, NJ 08540

            NAME                   PRINCIPAL BUSINESS ADDRESS        POSITION WITH DEPOSITOR*
----------------------------  -------------------------------------  ------------------------
Wilford H. Fuller...........  First Union Tower                      Vice President.
                              300 North Greene Street
                              Greensboro, NC 27401
Frances C. Grabish..........  7 Roszel Road                          Vice President and
                                                                     Senior Counsel.
                              Princeton, NJ 08540
Roger Helms.................  7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Joseph E. Justice...........  7 Roszel Road                          Vice President and
                              Princeton, NJ 08540                    Controller.
Patrick Lusk................  7 Roszel Road                          Vice President.
                              Princeton, NJ 08540
Robin A. Maston.............  7 Roszel Road                          Vice President and
                              Princeton, NJ 08540                    Senior Compliance
                                                                       Officer.
Jane R. Michael.............  4804 Deer Lake Drive East              Vice President.
                              Jacksonville, FL 32246
Terry L. Rapp...............  7 Roszel Road                          Vice President and
                              Princeton, NJ 08540                    Senior Compliance
                                                                       Officer.
Lori M. Salvo...............  7 Roszel Road                          Vice President, Senior
                              Princeton, NJ 08540                    Counsel, and Secretary.
Greta Rein Ulmer............  7 Roszel Road                          Vice President,
                              Princeton, NJ 08540                    Compliance Services
                                                                       Manager.
Amy Winston.................  7 Roszel Road                          Vice President and
                              Princeton, NJ 08540                    Director of Compliance.
Kelley Woods................  4804 Deer Lake Drive East              Vice President.
                              Jacksonville, FL 32246

---------------
* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     ML Life Insurance Company of New York is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 26, 2002 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.

                                                                          STATE OR
                          NAME                                     JURISDICTION OF ENTITY
                          ----                                     ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
  Merrill Lynch, Pierce, Fenner & Smith                         Delaware
     Incorporated(1)....................................
     Broadcort Capital Corp. ...........................        Delaware
     Merrill Lynch Life Agency Inc. (2).................        Washington
     Merrill Lynch Professional Clearing Corp. (3)......        Delaware
  Merrill Lynch Capital Services, Inc. .................        Delaware
  Merrill Lynch Government Securities, Inc. ............        Delaware
     Merrill Lynch Money Markets Inc. ..................        Delaware
  Merrill Lynch Group, Inc. ............................        Delaware
     Merrill Lynch Investment Managers Group Limited            England
       (4)..............................................
       Merrill Lynch Investment Managers Holdings               England
          Limited.......................................
       Merrill Lynch Investment Managers Limited........        England
     Merrill Lynch Investment Managers, L.P. (5)........        Delaware
       MLIM Alternative Strategies LLC..................        Delaware
     Merrill Lynch Capital Partners, Inc. ..............        Delaware
     Merrill Lynch Bank & Trust Co. ....................        New Jersey
     Merrill Lynch Insurance Group, Inc. ...............        Delaware
       Merrill Lynch Life Insurance Company.............        Arkansas
       ML Life Insurance Company of New York............        New York
     Merrill Lynch International Finance Corporation....        New York
       Merrill Lynch International Bank Limited.........        England
          Merrill Lynch Bank (Suisse) S.A. .............        Switzerland
       Merrill Lynch Group Holdings Limited.............        Ireland
          Merrill Lynch Capital Markets Bank Limited....        Ireland
     Merrill Lynch Mortgage Capital Inc. ...............        Delaware
     Merrill Lynch Trust Company FSB....................        New Jersey
     MLDP Holdings, Inc. (6)............................        Delaware
       Merrill Lynch Derivative Products AG.............        Switzerland
     ML IBK Positions, Inc. ............................        Delaware
       Merrill Lynch Capital Corporation................        Delaware
     ML Leasing Equipment Corp. (7).....................        Delaware
     Merrill Lynch Canada Holdings Company..............        Nova Scotia
       Merrill Lynch Canada Finance Company.............        Nova Scotia
       Merrill Lynch & Co., Canada Ltd. ................        Ontario
          Merrill Lynch Canada Inc. ....................        Canada
  Merrill Lynch Bank USA................................        Utah
     Merrill Lynch Business Financial Services Inc. ....        Delaware
     Merrill Lynch Credit Corporation...................        Delaware
     Merrill Lynch New Jersey Investment Corporation....        New Jersey
     Merrill Lynch Utah Investment Corporation..........        Utah
  Merrill Lynch International Incorporated..............        Delaware

                                                                          STATE OR
                          NAME                                     JURISDICTION OF ENTITY
                          ----                                     ----------------------
     Merrill Lynch (Australasia) Pty Limited............        New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited....        Victoria, Australia
       Merrill Lynch International (Australia) Limited          New South Wales, Australia
          (8)...........................................
  Merrill Lynch International Holdings Inc. ............        Delaware
     Merrill Lynch Bank and Trust Company (Cayman)
       Limited..........................................        Cayman Islands, British West
                                                                Indies
     Merrill Lynch Capital Markets AG...................        Switzerland
     Merrill Lynch Europe PLC...........................        England
       Merrill Lynch Holdings Limited...................        England
          Merrill Lynch International (9)...............        England
       Merrill Lynch Capital Markets Espana S.A.                Spain
          S.V.B. .......................................
       Merrill Lynch (Singapore) Pte. Ltd. (10).........        Singapore
     Merrill Lynch South Africa (Pty) Ltd. (11).........        South Africa
     Merrill Lynch Mexico, S.A. de C.V., Casa de                Mexico
       Bolsa............................................
     Merrill Lynch S.A. Sociedad de Bolsa...............        Argentina
     Banco Merrill Lynch S.A. ..........................        Brazil
     Merrill Lynch S.A. ................................        Luxembourg
     Merrill Lynch Europe Ltd. .........................        Cayman Islands, British West
                                                                Indies
     Merrill Lynch France S.A. .........................        France
       Merrill Lynch Finance S.A. ......................        France
       Merrill Lynch Capital Markets (France) S.A. .....        France
       Merrill Lynch, Pierce, Fenner & Smith SAF........        France
     Merrill Lynch (Asia Pacific) Limited...............        Hong Kong
       Merrill Lynch Far East Limited...................        Hong Kong
     Merrill Lynch Japan Securities Co., Ltd. ..........        Japan
     Merrill Lynch Japan Finance Co., Ltd. .............        Japan
  Herzog, Heine, Geduld, LLC............................        Delaware

---------------
 (1) MLPF&S also conducts business as "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of life insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Merrill Lynch Investment Managers, L.P. is a limited partnership whose general partner is Princeton Services, Inc. and whose limited partner is ML & Co.

 (6) Merrill Lynch Group, Inc. owns 100% of this corporation's outstanding common voting stock. 100% of the outstanding preferred voting stock is held by outside parties.

 (7) This corporation has more than 45 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (8) Held through an intermediate subsidiary.

 (9) Partially owned by another indirect subsidiary of ML & Co.

(10) Held through intermediate subsidiaries.

(11) Partially owned by another indirect subsidiary of ML & Co.

ITEM 27. NUMBER OF CONTRACTS

The number of Contracts in force as of July 26, 2002 was 7,850.

ITEM 28. INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between ML Life Insurance Company of New York ("ML of New York") and its affiliate Merrill Lynch Life Agency, Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of ML of New York and the Contract, provides:

             ML of New York will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a)(21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that ML of New York shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; The Corporate Fund Accumulation Program, Inc.; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; Municipal Income Fund; Municipal Investment Trust Fund; The Municipal Fund Accumulation Program, Inc.; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; and Equity Investor Fund.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account A; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:


   NAME AND PRINCIPAL
    BUSINESS ADDRESS             POSITIONS AND OFFICES WITH UNDERWRITER
   ------------------            --------------------------------------
E. Stanley O'Neal(1)       Director, Chairman of the Board and Chief Executive
                             Officer
Rosemary T. Berkery(1)     Executive Vice President
Barry S. Friedberg(1)      Executive Vice President
James P. Gorman(1)         Executive Vice President
Jerome P. Kenney(1)        Executive Vice President
John A. McKinley(1)        Executive Vice President
Thomas H. Patrick(1)       Director and Executive Vice President
George A. Schieren(2)      Director, General Counsel and Senior Vice President
John C. Stomber(3)         Senior Vice President and Treasurer
Arshad R. Zakaria(4)       Executive Vice President


---------------
     (1) 4 World Financial Center, 32nd Floor, New York, NY 10080

     (2) 4 World Financial Center, 12th Floor, New York, NY 10080

     (3) 4 World Financial Center, 18th Floor, New York, NY 10080

     (4) 4 World Financial Center, 8th Floor, New York, NY 10080

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 100 Church Street, 11th Floor, New York, NY 10080-6511, at Merrill Lynch Insurance Group Services, Inc. at 4804 Deer Lake Drive East, Jacksonville, Florida 32246, and at the office of the General Counsel at 7 Roszel Road, Princeton, New Jersey 08540.

ITEM 31. NOT APPLICABLE

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) ML Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ML Life Insurance Company of New York.

     (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1998) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ML of New York Variable Annuity Separate Account B, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Township of Princeton, State of New Jersey, on the 14th day of October, 2002.


                                           ML of New York Variable
                                           Annuity
                                           Separate Account B
                                                   (Registrant)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                           ML Life Insurance Company of
                                           New York
                                                  (Depositor)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities indicated on October 14, 2002.


                  SIGNATURE                                        TITLE
                  ---------                                        -----
                      *                        Director
---------------------------------------------
            Frederick J.C. Butler

                      *                        Director and Senior Vice President
---------------------------------------------
             Michael P. Cogswell

                      *                        Director
---------------------------------------------
               Richard M. Drew

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director
---------------------------------------------
             Robert L. Israeloff

                      *                        Director, Vice President, and Controller
---------------------------------------------
               Joseph Justice

                  SIGNATURE                                        TITLE
                  ---------                                        -----
                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

                      *                        Director
---------------------------------------------
               Robert A. King

                      *                        Director
---------------------------------------------
              Irving M. Pollack

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Matthew J. Rider

                      *                        Director, Vice President, Senior Counsel, and
---------------------------------------------    Secretary
                Lori M. Salvo

                      *                        Director
---------------------------------------------
            Cynthia Kahn Sherman

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                 EXHIBIT INDEX



EXHIBIT                           DESCRIPTION
-------                           -----------
 10(a)    Written Consent of Sutherland Asbill & Brennan LLP.
          Written Consent of Deloitte & Touche LLP, independent
 10(b)      auditors.
 10(c)    Written Consent of Barry G. Skolnick, Esq.